July 2, 2024

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Advisors’ Inner Circle Fund II (the “Trust”)

(Securities Act of 1933 File No. 333-280664)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests series and class identifiers for the series and classes of the Trust set forth in the table below, which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust earlier today, July 2, 2024 (accession number 0001398344-24-012197).

Fund	Share Classes
Vontobel U.S. Equity Fund	A Shares, Y Shares
Vontobel Global Environmental Change Fund	A Shares, Y Shares

This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the Trust through Form N-14 (333-280664) solely for the purpose of obtaining series and class identifiers for the specified series and share classes, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact the undersigned at 215-963-5862.

Sincerely,

/s/ David W. Freese

David W. Freese

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001